Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2019
Film Costs [Abstract]
Components of Produced Content, Net

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Released, less amortization	553,459	891,574	128,067
In production	2,870,495	3,074,946	441,688
In development	312,109	388,701	55,833
	3,736,063	4,355,221	625,588